CREDIT CARD AND LOAN RECEIVABLES - Allowance for Loan Loss and Delinquencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CREDIT CARD AND LOAN RECEIVABLES
Principal receivables	$ 16,869.9	$ 17,705.1
Billed and accrued finance charges	898.3	887.0
Other	86.8	21.7
Total credit card and loan receivables	17,855.0	18,613.8
Less: Credit card receivables - restricted for securitization investors	13,418.3	14,293.9
Other credit card and loan receivables	4,436.7	4,319.9
Allowance for Loan Loss
Balance at beginning of period	1,119.3	948.0	$ 741.6
Provision for loan loss	1,016.0	1,140.1	940.5
Allowance associated with credit card and loan receivables transferred to held for sale	(54.8)	(27.9)	(31.1)
Change in estimate for uncollectible unpaid interest and fees	25.0	30.0	20.0
Recoveries	214.2	196.6	255.5
Principal charge-offs	(1,281.4)	(1,167.5)	(978.5)
Balance at end of period	$ 1,038.3	1,119.3	948.0
Number of days a loan is contractually past due before resulting in charge-off	180 days
Number of days after notification of creditor's bankruptcy or death when an account is charged-off	60 days
Actual charge-offs for unpaid interest and fees	$ 803.1	653.2	$ 511.7
Period beyond which interest and fee income accrue on credit card accounts	90 days
Period for which interest and fee income accrue until balance, interest and fees paid or charged off	180 days
Period an account becomes past due before a proprietary collection scoring algorithm automatically scores the risk of an account becoming further delinquent	30 days
Credit card and loan receivables portfolio delinquency trend
Receivables outstanding - principal	$ 16,869.9	17,705.1
Principal receivables balances contractually delinquent:
31 to 60 days	303.2	301.5
61 to 90 days	207.9	191.3
91 or more days	443.4	409.6
Total	$ 954.5	$ 902.4
Percentage Principal receivables balances contractually delinquent :
Receivables outstanding - principal (as a percent)	100.00%	100.00%
Principal receivables balances contractually delinquent:
31 to 60 days (as a percent)	1.80%	1.70%
61 to 90 days (as a percent)	1.30%	1.10%
91 or more days (as a percent)	2.60%	2.30%
Total (as a percent)	5.70%	5.10%
Re-aged accounts as percentage of total credit card and loan receivables	2.10%	1.40%	1.40%
Modified Credit Card Receivables
Maximum period of time temporary programs' concessions remain in place	12 months
Impaired credit card and loan receivables	$ 292.4	$ 260.2
Allowance for loan loss on impaired credit card receivables	$ 101.3	$ 56.1
Maximum percentage of credit card receivables to total portfolio	2.00%	2.00%
Average recorded investment in impaired credit card receivables	$ 340.9	$ 230.4
Interest income on modified credit card receivables	$ 27.9	$ 19.7	$ 18.9